UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc. (Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York 10017 (Address of principal executive offices) (Zip code)

Lawrence P. Vogel 100 Park Avenue New York, New York 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Real Estate Fund Series, Inc.

Schedules of Investments (unaudited) September 30, 2007

Seligman LaSalle Global Real Estate Fund

	Shares or Principal Amount		Value

Common Stocks 98.3%
Australia 8.4%
Abacus Property Group (Diversified)	20,000	shs.	$34,122
GPT Group (Diversified)	151,000		685,924
Macquarie CountryWide Trust (Retail)	194,773		343,173
Tishman Speyer Office Fund (Office)	42,443		82,668
Westfield Group (Retail)	112,930		2,169,378

			3,315,265

Canada 3.4%
Brookfield Properties (Office)	18,123		451,263
Canadian Real Estate Investment Trust (Diversified)	19,163		577,019
InnVest Real Estate Investment Trust (Hotels)	6,800		82,039
Morguard Real Estate Investment Trust (Retail)	7,700		106,135
RioCan Real Estate Investment Trust (Retail)	5,600		139,909

			1,356,365

Finland 0.3%
Technopolis (Office)	14,480		126,246

France 6.4%
Klepierre (Retail)	9,540		546,788
Unibail (Diversified)	5,020		1,290,628
Unibail-Rodamco (Diversified)	2,626		675,624

			2,513,040

Germany 1.4%
IVG Immobilien (Diversified)	15,088		562,038

Hong Kong 3.7%
FE Consortium International (Hotels)	333,230		149,227
Hongkong & Shanghai Hotels (Hotels)	71,000		125,888
Hysan Development (Diversified)	121,000		334,350
The Link Real Estate Investment Trust (Retail)	274,000		599,083
Sun Hung Kai Properties (Residential)	15,000		250,638

			1,459,186

Italy 1.3%
Immobiliare Grande Distribuzione (Retail)	58,602		229,666
Risanamento (Diversified)	37,223		281,464

			511,130

Japan 7.6%
DA Office Investment (Office)	22		143,797
Japan Excellent (Office)	19		164,223
Japan Logistics Fund (Industrial)	22		168,904
Kenedix Realty Investment (Diversified)	54		374,459
Mitsubishi Estate (Office)	12,000		341,751
Mitsui Fudosan (Diversified)	29,000		800,585
Nippon Building Fund (Office)	29		421,291
Nippon Commercial Investment (Office)	36		155,555
Nippon Residential Investment (Residential)	29		167,533
NTT Urban Development (Office)	116		238,988

			2,977,086

Luxembourg 0.7%
Gagfah (Residential)	6,668		131,272
ProLogis European Properties (Industrial)	9,237		155,974

			287,246

Netherlands 1.9%
Corio (Retail)	6,031		514,693
Eurocommercial Properties* (Retail)	3,893		216,498

			731,191

Norway 0.8%
Norwegian Property (Office)	27,008		325,205

Singapore 0.9%
CapitaMall Trust (Retail)	68,273		178,625
Guocoland (Residential)	50,115		171,864

			350,489

Sweden 1.7%
Castellum (Diversified)	25,551		317,914
Fabege (Diversified)	30,819		366,642

			684,556

United Kingdom 11.8%
Big Yellow Group (Industrial)	16,689		170,459
British Land (Diversified)	48,559		1,163,248
Brixton (Industrial)	30,511		225,899
Capital & Regional (Retail)	9,620		144,890
CLS Holdings* (Office)	10,980		114,486
Derwent London (Office)	17,467		598,249
Development Securities (Office)	6,690		73,612
Hammerson (Retail)	30,162		722,609
Land Securities Group (Diversified)	29,640		1,019,113
Quintain Estates & Development (Diversified)	8,531		129,036
Unite Group (Residential)	38,415		283,687

			4,645,288

United States 48.0%
AMB Property (Industrial)	4,127		246,836
Archstone-Smith Trust (Residential)	8,274		497,598
AvalonBay Communities (Residential)	6,492		766,446
BioMed Realty Trust (Office)	7,640		184,124
Boston Properties (Office)	10,049		1,044,091
BRE Properties (Residential)	6,837		382,393
Corporate Office Properties Trust (Office)	4,554		189,583
Duke Realty (Office)	5,686		192,244
Equity Residential (Residential)	23,639		1,001,348
Essex Property Trust (Residential)	4,040		474,983
Extra Space Storage (Diversified)	3,026		46,570
General Growth Properties (Retail)	23,147		1,241,142
SL Green Realty (Office)	5,912		690,344
Health Realty Trust (Diversified)	3,902		104,027
Home Properties (Residential)	1,954		101,960
Host Hotels & Resorts (Hotels)	42,568		955,226
Kilroy Realty (Office)	7,901		479,038
Kimco Realty (Retail)	22,531		1,018,626
LaSalle Hotel Properties (Hotels)	6,453		271,542
Macerich (Retail)	4,461		390,694
Maguire Properties (Office)	9,569		247,167
Nationwide Health Properties (Diversified)	9,796		295,153
Post Properties (Residential)	6,331		245,010
ProLogis (Industrial)	20,953		1,390,232
Public Storage (Diversified)	9,583		753,703
Regency Centers (Retail)	11,658		894,751
Senior Housing Properties Trust (Residential)	4,444		98,035
Simon Properties Group (Retail)	17,843		1,784,300
Sunstone Hotel Investors (Hotels)	16,865		432,419
U-Store-It Trust (Diversified)	5,438		71,782
UDR (Residential)	7,815		190,061
Ventas (Diversified)	16,224		671,673
Vornado Realty Trust (Office)	14,230		1,556,050

			18,909,151

Total Common Stocks			38,753,482

Repurchase Agreement 0.5%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $173,064, collateralized by: $185,000 Fannie Mae 5.55%, 7/10/2028 with a fair market value of $178,525	$ 173,000		173,000

Total Investments 98.8%			38,926,482

Other Assets Less Liabilities 1.2%			490,581

Net Assets 100.0%			$39,417,063

Seligman LaSalle Monthly Dividend Real Estate Fund

	Shares or Principal Amount		Value

Common Stocks 99.5%
Apartments 18.6%
American Campus Communities	53,175	shs.	$1,557,496
BRE Properties	32,078		1,794,122
Equity Residential	33,759		1,430,031
Home Properties	77,620		4,050,212
Post Properties	35,460		1,372,302
UDR	181,917		4,424,221

			14,628,384

Commercial Finance 0.9%
Newcastle Investment	39,270		691,937

Diversified 1.0%
Colonial Properties Trust	22,333		766,022

Health Care 9.5%
Health Care REIT	42,576		1,883,562
Medical Properties Trust	83,612		1,113,712
Nationwide Health Properties	59,096		1,780,562
Senior Housing Properties Trust	122,060		2,692,644

			7,470,480

Industrial 3.9%
DCT Industrial Trust	111,473		1,167,122
First Potomac Realty Trust	87,781		1,913,626

			3,080,748

Lodging/Resorts 8.6%
DiamondRock Hospitality	204,673		3,563,357
Hospitality Properties Trust	29,861		1,213,850
LaSalle Hotel Properties	19,072		802,550
Sunstone Hotel Investors	44,127		1,131,416

			6,711,173

Manufactured Homes 2.8%
Sun Communities	74,043		2,227,213

Mortgage 0.9%
iStar Financial	20,349		691,663

Office 16.0%
American Financial Realty Trust	176,599		1,421,622
Brandywine Realty Trust	134,047		3,392,730
HRPT Properties	137,862		1,363,455
Mack-Cali Realty	57,378		2,358,236
Maguire Properties	77,282		1,996,194
Parkway Properties	46,807		2,066,061

			12,598,298

Office/Industrial 6.2%
Duke Realty	98,633		3,334,782
Liberty Property Trust	37,575		1,510,891

			4,845,673

Regional Malls 16.0%
CBL & Associates Properties	97,530		3,418,426
General Growth Properties	37,851		2,029,571
Glimcher Realty	128,973		3,030,865
Simon Properties Group	40,699		4,069,900

			12,548,762

Self Storage 4.8%
Extra Space Storage	22,824		351,261
Sovran Self Storage	28,295		1,297,043
U-Store-It Trust	162,430		2,144,076

			3,792,380

Shopping Centers 10.3%
Cedar Shopping Centers	189,242		2,577,476
Developers Diversified Realty	61,718		3,448,185
Inland Real Estate	134,145		2,077,906

			8,103,567

Total Common Stocks			78,156,300

Repurchase Agreement 0.1%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $70,026, collateralized by: $75,000 Fannie Mae 5.55%, 7/10/2028 with a fair market value of $72,375	$ 70,000		70,000

Total Investments 99.6%			78,226,300

Other Assets Less Liabilities 0.4%			294,390

Net Assets 100.0%			$78,520,690

_____
* Non-income producing security.

Seligman LaSalle Real Estate Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
September 30, 2007

Organization  — Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) is a non-diversified open-end management company, or mutual fund, which consists of two separate and distinct funds: Seligman LaSalle Global Real Estate Fund (the “Global Real Estate Fund”) and Seligman LaSalle Monthly Dividend Real Estate Fund (the “Monthly Dividend Real Estate Fund”). The Series was incorporated under the laws of the state of Maryland on May 30, 2003, and the Monthly Dividend Real Estate Fund commenced operations on July 16, 2003. On December 29, 2006, the Global Real Estate Fund was added to the Series.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Real Estate Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Series’ Board of Directors (the “Board”) approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund’s Manager believes it approximates fair value.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At September 30, 2007, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation	Net Unrealized Depreciation

Seligman LaSalle Global Real Estate Fund	$ 41,890,379	$ 773,883	*	$ 3,723,543	$ (2,949,660	)*
Seligman LaSalle Monthly Dividend Real Estate Fund	83,259,779	3,045,228		8,087,707	(5,042,479)
__________
* Includes the effects of foreign currency translations.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ Brian T. Zino

Brian T. Zino President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ Brian T. Zino

Brian T. Zino President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.